Financial Risk Management - Disclosure of Financial Instruments Classified as Transition Not Yet Completed (Detail) - Maturity Date After Thirty June Two Thousand And Twenty Three [Member] - USD LIBOR [Member]
₩ in Millions
Dec. 31, 2022 KRW (₩)
Non Derivative Financial Liabilities Borrowings [Member] | Transition Not Yet Completed [Member]
Disclosure In Tabular Form Of Financial Instruments For Which Transition Is Not Yet Completed [Line Items]
Notional amount	₩ 2,553,006
Non Derivative Financial Liabilities Borrowings [Member] | Modification Of Clause Completed [Member]
Disclosure In Tabular Form Of Financial Instruments For Which Transition Is Not Yet Completed [Line Items]
Notional amount	15,971
Non Derivative Financial Assets Loans [Member] | Transition Not Yet Completed [Member]
Disclosure In Tabular Form Of Financial Instruments For Which Transition Is Not Yet Completed [Line Items]
Notional amount	3,802
Interest rate swap contract [member] | Transition Not Yet Completed [Member]
Disclosure In Tabular Form Of Financial Instruments For Which Transition Is Not Yet Completed [Line Items]
Financial assets	35,781
Interest rate swap contract [member] | Modification Of Clause Completed [Member]
Disclosure In Tabular Form Of Financial Instruments For Which Transition Is Not Yet Completed [Line Items]
Financial assets	₩ 7,357